Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Quarterly Financial Information
Net sales	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 1,462.6	$ 1,429.6	$ 1,492.8	$ 1,397.0	$ 6,026.3	$ 5,782.0	$ 5,186.2
Gross profit	358.6	366.9	396.4	399.5	364.1	371.3	407.4	371.0	1,521.4	1,513.8	1,256.4
Net income from continuing operations	29.0	35.4	53.1	36.9	99.9	47.4	57.5	37.0	154.4	241.8	(834.6)
Net income (loss) from discontinued operations	(6.8)	14.4	20.2	7.9	14.3	16.8	26.3	17.7	35.7	75.1	87.9
Net income (loss)	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 114.2	$ 64.2	$ 83.8	$ 54.7	$ 190.1	$ 316.9	$ (746.7)
Net income (loss) per common share:
Continuing operations	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 0.94	$ 0.45	$ 0.54	$ 0.35	$ 1.46	$ 2.29	$ (8.06)
Discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.14	$ 0.16	$ 0.25	$ 0.17	$ 0.34	$ 0.71	$ 0.85
Net income (loss) per common share	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 1.08	$ 0.61	$ 0.79	$ 0.52	$ 1.80	$ 3.00	$ (7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 0.93	$ 0.44	$ 0.54	$ 0.35	$ 1.45	$ 2.27	$ (8.06)
Discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.13	$ 0.16	$ 0.24	$ 0.16	$ 0.33	$ 0.70	$ 0.85
Net income (loss) per common share, assuming dilution	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 1.06	$ 0.60	$ 0.78	$ 0.51	$ 1.78	$ 2.97	$ (7.21)